Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
7. Plan Termination
Although it has not expressed any intent to do so, the Board of Directors of the Company may terminate or amend the Plan at any time, provided, however, that no such amendment shall make it possible for any part of the net assets or income of the Plan to be used for or directed to purposes other than for the exclusive benefit of participants or their beneficiaries. If the Plan is terminated by the Employer, each participant’s account will become fully vested and nonforfeitable.